Commitments and Contingencies (Details Textual)	12 Months Ended
	Dec. 31, 2015 USD ($) ft² $ / shares shares	Dec. 31, 2014 USD ($)
Commitments and Contingencies (Textual)
Rent expense net of sublease income	$ 316,000	$ 211,000
Area of lease property | ft²	32,649
Term of lease	12 months
Lease expiration date	Dec. 31, 2016
Operating leases monthly rent expense	$ 26,825
Lease agreement, Description	The lease expired on January 1, 2015 and reverted to a month-to-month lease with a monthly payment of $7,780.
Exercise price | $ / shares	$ 12.04
Standby Letter of Credit [Member]
Commitments and Contingencies (Textual)
Lease expiration date	Jun. 30, 2017
Lease agreement, Description	(a) replacement of the Letter of Credit with an alternative BSS in favor of Dresser-Rand, (b) Dresser-Rand eliminating the BSS requirement under the D-R Agreement, or (c) the last day of the twenty-fourth calendar month following the commencement of the Term. In consideration of the investor's support commitment, the Company paid the investor a one-time fee equal to 4% of the amount of the Letter of Credit and is obligated to pay a monthly fee equal to 1% of the amount of the Letter of Credit for the first twelve months. If the Support Agreement has not terminated after the initial twelve months, the Company will pay another one-time fee equal to 4% of the amount of the Letter of Credit, and a monthly fee equal to 2% of the amount of the Letter of Credit for up to another twelve months.
Secured performance fees	$ 2,100,000
Line of credit	$ 2,100,000
Exercise price | $ / shares	$ 15.00
Term of warrant	5 years
Warrant to purchase of common stock | shares	74,000